LONG-TERM DEPOSITS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Long Term Deposits [Line Items]
Concession fee deposits	$ 4,527	$ 8,195
Office rental deposits	352	316
Total long-term deposits	$ 4,879	$ 8,511
Minimum [Member]
Long Term Deposits [Line Items]
Concession fee deposit term	3 years
Office rental deposits, term	2 years
Maximum [Member]
Long Term Deposits [Line Items]
Concession fee deposit term	5 years
Office rental deposits, term	3 years